Income tax	12 Months Ended
Dec. 31, 2019
Income Tax [Abstract]
Income tax [Text Block]

19. Income tax

a) Tax expense

Income tax expense differs from the amount that would result from applying the Canadian federal and provincial income tax rates to earnings from continuing operations before taxes. These differences result from the following items:

	Year ended December 31,
	2019	2018
	$	$
Average statutory tax rate	27%	27%

Income (loss) before income taxes	(167,928)	(128,704)

Expected income tax expense (recovery)	(45,341)	(34,750)
Increase in income tax expense (recovery) resulting from:
Permanent differences
Share of net loss related to joint ventures	34,091	283
Fair value adjustment on redeemable preferences shares	9,480	(1,365)
Share-based payments	483	310
Withholding taxes	292	(450)
Other	(46)	614
Loss associated with loss of control	-	47,312
Effect of differences in tax rate in foreign jurisdictions	8	(7,164)
Change in unrecognized tax assets	1,033	6,676
Withholding tax	-	1,079
Foreign exchange and other	-	(36)
Income tax expense	-	12,509

b) Deferred tax liabilities and assets

The significant components of the Company’s deferred tax assets and liabilities were as follows:

	Year ended December 31,
	2019	2018
	$	$
Lease liability	159	-
Right-of-use asset	(159)	-
Total	-	-

As at December 31, 2019, the Company has tax losses of $55.6 million (December 31, 2018 – $47.4 million) in Canada which expire between 2026 and 2039.

            Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

	Year ended December 31,
	2019	2018
	$	$
Property, plant and equipment	66	50
Share issuance costs	26	146
Investment in associate	275	275
Accounts payable and accrued liabilities	4	-
Lease liability	2	-
Capital losses	2,476	2,476
Non-capital losses carried forward	15,035	12,689
Foreign tax credits	724	-
Total	18,608	15,636

The aggregate amount of deductible temporary differences associated with investments in subsidiaries for which deferred taxes have not been recognized as at December 31, 2019 was $175.1 million (December 31, 2018 – deductible temporary differences of $13.7 million).